SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
REVENUE, NET	$ 82,840		$ 253,840	$ 1,207
Advances from customers			553
Income Tax Expense (Benefit)	$ 74		(729)
PRC
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Income Tax Limitations Extended Period	5 years	5 years
Income Tax Expense (Benefit)	$ 15,500	¥ 100,000
Used-car sales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
REVENUE, NET	80,034		251,054
New-car wholesales
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
REVENUE, NET	$ 2,806		$ 2,786	$ 1,207